Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Financial Instruments

NOTE 3. FINANCIAL INSTRUMENTS
Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.25	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	9,367,222,727	—
Debt Securities at fair value through profit or loss	1,587,923,268	—	—
Derivative Financial Instruments	55,865,119	—	—
Repurchase Transactions	—	726,099,832	—
Other Financial Assets	390,383,381	187,686,033	—
Loans and Other Financing	—	23,273,441,117	—
Other Debt Securities	—	2,652,698,866	3,235,247,697
Financial Assets Pledged as Collateral	240,908,514	1,258,840,848	—
Investments in Equity Instruments	120,770,829	—	—
Liabilities
Deposits	—	27,668,939,952	—
Liabilities at fair value through profit or loss	54,443,078	—	—
Derivative Financial Instruments	18,340,612	—	—
Repurchase Transactions	—	677,097,037	—
Other Financial Liabilities	—	4,237,874,913	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	881,745,712	—
Debt Securities	—	1,622,340,367	—
Subordinated Debt Securities	—	376,190,745	—

Portfolio of Instruments as of 12.31.24	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	8,872,753,639	—
Debt Securities at fair value through profit or loss	1,984,609,209	—	—
Derivative Financial Instruments	5,474,158	—	—
Repurchase Transactions	—	—	—
Other Financial Assets	438,625,169	1,845,561,213	—
Loans and Other Financing	32,683,512	18,894,673,075	—
Other Debt Securities	—	2,868,154,374	3,026,158,029
Financial Assets Pledged as Collateral	22,116,189	1,759,443,196	171,171,564
Investments in Equity Instruments	55,364,705	—	—
Liabilities
Deposits	—	24,513,231,226	—
Liabilities at fair value through profit or loss	11,846,653	—	—
Derivative Financial Instruments	10,092,756	—	—
Repurchase Transactions	—	567,875,904	—
Other Financial Liabilities	—	4,631,605,767	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	581,156,334	—
Debt Securities	—	1,327,992,931	—
Subordinated Debt Securities	—	350,069,829	—